Other Taxes (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Taxes [Line Items]
Other taxes, asset, current and non current	R$ 1,645,332		R$ 1,709,145		R$ 1,717,072
Other taxes, asset, current	968,370		1,081,587		978,247		R$ 723,990
Other taxes, asset, non current	676,962		627,558		738,825
Other taxes, liability, current and non current	1,891,934		2,311,326		2,887,715
Other taxes, liability, current	998,461		1,443,662		1,814,335
Other taxes, liability, non current	893,473		867,664		1,073,380
State VAT (ICMS)
Taxes [Line Items]
Other taxes, asset, current and non current	1,322,284		1,411,538	[1]	1,351,048	[1]
Other taxes, liability, current and non current	510,092		610,847	[1]	681,167	[1]
Taxes on revenue (PIS and COFINS)
Taxes [Line Items]
Other taxes, asset, current and non current	253,719		244,853		275,717
Other taxes, liability, current and non current	158,487	[2]	184,472	[2],[3]	853,747	[3]
Other Tax [Member]
Taxes [Line Items]
Other taxes, asset, current and non current	69,329		52,754		90,307
Other taxes, liability, current and non current	217,222		530,153	[4]	392,121	[4]
ICMS Agreement No. 69/1998
Taxes [Line Items]
Other taxes, liability, current and non current	30,679		22,595		25,766
FUST/FUNTTEL/broadcasting fees
Taxes [Line Items]
Other taxes, liability, current and non current	R$ 975,454		R$ 963,259		R$ 934,914

[1]	Recoverable ICMS arises mostly from prepaid taxes and credits claimed on purchases of property, plant and equipment, which can be offset against ICMS payable within 48 months, pursuant to Supplementary Law 102/2000. Further, pursuant to Rio de Janeiro State Laws 7298/2016 and 7019/2015, the Company and its subsidiaries joined the program under which State Government debts can be offset against ICMS tax payable by the Company and its subsidiaries, as provided for by Articles 170 and 170-A of the National Tax Code and Article 190 of the Rio de Janeiro State Tax Code.
[2]	The Company and its subsidiaries have filed lawsuits to claim the right to deduct ICMS from the PIS and COFINS tax bases and the recovery of past unduly paid amounts, within the relevant statute of limitations. Even though the Supreme Federal Court has acknowledged, in a decision of February 2017 that created case law, the unconstitutionality of adding back ICMS to the PIS and COFINS tax bases, the Company awaits the termination of lawsuits and issue of final and unappealable favorable appellate court decisions to start offset the related tax credits against the current federal taxes due. The total adjusted and unrecognized amount of these credits at June 30, 2018 is approximately R$2.98 billion.
[3]	Refers basically to the Social Integration Program Tax on Revenue (PIS) and Social Security Funding Tax on Revenue (COFINS) on revenue, financial income, and other income.
[4]	Consisting basically of withholding tax on intragroup loans and interest on capital.